Credit Facilities, Long-Term Debt and Lease Liabilities - Principal Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Principal repayments	$ 3,593	$ 3,808
Cost
Disclosure of detailed information about borrowings [line items]
Principal repayments	3,487
Lease liabilities	146
Cost | 2026
Disclosure of detailed information about borrowings [line items]
Principal repayments	170
Lease liabilities	5
Cost | 2027
Disclosure of detailed information about borrowings [line items]
Principal repayments	331
Lease liabilities	5
Cost | 2028
Disclosure of detailed information about borrowings [line items]
Principal repayments	163
Lease liabilities	5
Cost | 2029
Disclosure of detailed information about borrowings [line items]
Principal repayments	343
Lease liabilities	5
Cost | 2030
Disclosure of detailed information about borrowings [line items]
Principal repayments	281
Lease liabilities	5
Cost | 2031 and thereafter
Disclosure of detailed information about borrowings [line items]
Principal repayments	2,199
Lease liabilities	$ 121